Intangible assets and goodwill, net - Summary of movement of intangible assets and cumulative amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	S/ 979,262
Disposals and write-offs		S/ (2,233)
Ending balance	1,042,585	979,262
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,553,949	1,414,612	S/ 1,288,206
Additions and transfers	196,056	142,539	127,928
Disposals and write-offs	(1,783)	(3,202)	(1,522)
Ending balance	1,748,222	1,553,949	1,414,612
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(574,687)	(460,066)	(366,612)
Amortization of the year	(131,199)	(114,964)	(93,454)
Disposals and write-offs	249	343
Ending balance	(705,637)	(574,687)	(460,066)
Net book value	1,042,585	979,262	S/ 954,546
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	821,097
Additions and transfers	77,429
Disposals and write-offs	(281)
Ending balance	898,245	821,097
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(529,045)
Amortization of the year	(110,426)
Disposals and write-offs	249
Ending balance	(639,222)	(529,045)
Net book value	259,023
In Transit Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	131,704
Additions and transfers	69,740
Disposals and write-offs	(1,499)
Ending balance	199,945	131,704
In Transit Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	199,945
Value of business acquired [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	137,900
Ending balance	137,900	137,900
Value of business acquired [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(29,878)
Amortization of the year	(13,790)
Ending balance	(43,668)	(29,878)
Net book value	94,232
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	32,602
Additions and transfers	48,887
Disposals and write-offs	(3)
Ending balance	81,486	32,602
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(15,764)
Amortization of the year	(6,983)
Ending balance	(22,747)	(15,764)
Net book value	58,739
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	430,646
Ending balance	430,646	S/ 430,646
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	S/ 430,646